UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2015

The following Form N-CSR relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus/Standish
Global Fixed
Income Fund

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
57	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. and global bond markets proved volatile on their way to posting flat to modestly negative returns over the first half of 2015. U.S. fixed-income markets rallied when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather and a strengthening U.S. dollar, and global bonds benefited from increasingly aggressive monetary policies in Europe and Japan. However, during the second quarter, bonds generally lost value when economic growth seemed to regain momentum in the United States and major international markets.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by David Leduc, CFA, Raman Srivastava, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of –0.43%, Class C shares returned –0.83%, Class I shares returned –0.31%, and ClassY shares returned –0.29%.1 In comparison, the Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of –0.39% for the same period.2

Sovereign bonds gained value in global markets during the first quarter of 2015 after several major central banks implemented more aggressively accommodative monetary policies, but signs of stronger economic growth erased those gains during the second quarter.The fund’s asset allocation and security selection strategies added value during the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock, and money market instruments. To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features. The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Markets Proved Volatile as Economic Conditions Changed

Global bond prices generally climbed early in the reporting period when several major central banks implemented more stimulative monetary policies in a persistently sluggish global economy.Amid disappointing economic data, European markets rallied in the wake of a larger-than-expected quantitative easing program in January 2015, while Japanese securities benefited from the intensification of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions in an attempt to combat its economic slowdown.

These central bank actions drove foreign sovereign bond yields sharply lower over the first half of the reporting period, driving global fixed-income investors to higher yielding U.S.Treasury securities. However, U.S.Treasury securities gave up their previous gains in the spring when domestic growth accelerated and currency exchange rates stabilized. Sovereign bonds in overseas markets also reversed course during the second quarter as economic conditions improved and yields climbed, resulting in negative total returns for global bonds, on average, for the reporting period overall.

Fund Strategies Cushioned Market Declines

Although we are never satisfied with negative absolute returns, no matter how mild, we nonetheless are pleased that our sector allocation and security selection strategies cushioned the impact of heightened market volatility during the reporting period.The fund’s relative performance particularly benefited from overweighted exposure to high yield corporate securities, which benefited from solid credit fundamentals and robust demand from investors seeking more competitive yields. The fund’s holdings of inflation-linked bonds in the United States, Germany, and Japan responded favorably to stabilizing commodity prices. Bonds from the peripheral nations of Europe gained and maintained their value after the launch of quantitative easing. The fund further benefited from an emphasis on seasoned commercial mortgage-backed securities with lower credit ratings.

The fund’s relative results were constrained to a degree by a mildly short average duration among U.S. bonds early in the reporting period, but the same positioning later proved beneficial when interest rates climbed.

At times, we employed currency options, interest rate futures contracts, and interest rate swaps to establish our strategies.

A Selective Approach to Global Markets

As of the reporting period’s end, regional economic conditions and monetary policies have shown greater divergence. Sustained economic growth and a less accommodative policy are expected in the United States, but China is experiencing an economic slowdown and more aggressive easing. Therefore, we have adopted an increasingly selective approach, including overweighted exposure to Australia, where bond yields are expected to decline, and underweighted exposure to Japan, where bonds offer little value at current yields.We also have moderated the fund’s exposure to riskier market sectors in light of richer valuations.

July 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian
Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.11	$ 7.70	$ 2.62	$ 2.48
Ending value (after expenses)	$ 995.70	$ 991.70	$ 996.90	$ 997.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.16	$ 7.80	$ 2.66	$ 2.51
Ending value (after expenses)	$ 1,020.68	$ 1,017.06	$ 1,022.17	$ 1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .83% for Class A, 1.56% for Class C, .53% for
Class I and .50% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—91.6%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—12.9%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	43,000,000		32,753,572
Australian Government,
Sr. Unscd. Bonds, Ser. 141	AUD	3.25	10/21/18	51,450,000		41,191,439
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	33,725,000		26,552,274
Australian Government,
Sr. Unscd. Bonds, Ser. 130	AUD	4.75	6/15/16	114,000,000		90,299,145
						190,796,430
Brazil—1.7%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	89,900,000		25,030,085
Canada—3.3%
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	768,384	[b]	618,589
Canadian Government,
Bonds	CAD	1.50	3/1/20	38,335,000		31,653,231
Canadian Government,
Bonds	CAD	3.50	12/1/45	7,060,000		7,125,004
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	178,250	[b]	142,952
CNH Capital Canada
Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,475,000	[b]	2,803,009
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	338,689	[b]	271,271
Valeant Pharmaceuticals
International,
Sr. Unscd. Notes	EUR	4.50	5/15/23	5,895,000	[b]	6,374,234
						48,988,290
China—.3%
Industrial & Commercial
Bank of China NY,
Sr. Unscd. Notes		3.23	11/13/19	3,750,000	[c]	3,823,804

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Croatia—.3%
Croatian Government,
Sr. Unscd. Notes	EUR	3.00	3/11/25	5,000,000		5,027,983
France—3.4%
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000	[d]	4,373,080
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[d]	1,736,917
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/29/49	500,000	[d]	601,721
French Government,
Bonds	EUR	2.25	5/25/24	15,175,000		18,700,601
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	2,000,000	[d]	2,257,248
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	3,180,000	[b]	3,393,451
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,625,104
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000	[d]	6,210,184
Total,
Jr. Sub. Notes	EUR	2.63	12/29/49	7,300,000	[d]	7,582,826
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/15/49	600,000	[d]	697,541
						50,178,673
Germany—.6%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000	[d]	5,645,034
Driver thirteen UG
(haftungsbeschraenkt),
Ser. 13, Cl. A	EUR	0.19	2/22/21	2,565,463	[d]	2,863,842
German Government,
Bonds	EUR	2.50	8/15/46	800,000		1,092,870
						9,601,746
Hungary—.1%
Hungarian Development Bank,
Gov’t. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,568,042
Iceland—1.8%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	[b]	362,600

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Iceland (continued)
Icelandic Government,
Unscd. Notes		4.88	6/16/16	26,095,000		27,034,394
						27,396,994
India—.6%
Export-Import Bank of India,
Sr. Unscd. Notes		2.75	8/12/20	3,040,000		2,986,952
State Bank of India/London,
Sr. Unscd. Notes		3.62	4/17/19	2,575,000	[b]	2,635,775
State Bank of India/London,
Sr. Unscd. Notes		3.62	4/17/19	3,700,000		3,787,327
						9,410,054
Ireland—.8%
AerCap Ireland Capital,
Gtd. Notes		4.63	7/1/22	1,925,000		1,932,219
Irish Government,
Bonds	EUR	2.00	2/18/45	2,150,000		2,105,638
Irish Government,
Bonds	EUR	2.40	5/15/30	6,880,000		7,968,414
						12,006,271
Italy—6.4%
Enel,
Sub. Bonds		8.75	9/24/73	1,315,000	[b,d]	1,513,894
Enel,
Sr. Unscd. Debs.	EUR	4.88	2/20/18	2,165,000		2,673,745
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,703,136
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	6,800,000		7,001,804
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,265,461
Italian Government,
Treasury Bonds	EUR	1.05	12/1/19	13,930,000		15,525,541
Italian Government,
Treasury Bonds	EUR	1.50	6/1/25	31,270,000		32,412,548
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	7,000,000		8,451,100
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	8,685,000		10,479,117

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	3,740,000	[b]	5,254,875
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	3,500,000		5,970,562
						94,251,783
Japan—7.7%
Development Bank of Japan,
Gov’t. Gtd. Notes	JPY	1.05	6/20/23	38,000,000		327,372
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		2,918,927
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	5,269,850,000		45,685,855
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,943,000,000	[e]	25,703,377
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	4,425,000,000	[e]	38,787,854
						113,423,385
Luxembourg—.3%
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	5,000,000		4,446,250
Morocco—2.1%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	9,840,000		11,222,457
Moroccan Government,
Sr. Unscd. Notes		4.25	12/11/22	13,545,000	[c]	13,883,625
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	4,950,000		6,097,962
						31,204,044
Netherlands—2.1%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	5,700,000	[b]	5,964,560
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,622,433
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,483,256
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[d]	960,405

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands (continued)
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	4,420,000	[d]	4,263,974
Netherlands Government,
Bonds	EUR	1.25	1/15/19	5,550,000	[b]	6,462,281
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,650,461
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,080,000	[d]	6,731,801
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,521,576
						31,660,747
Norway—.6%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,923,551
Singapore—1.6%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	5,775,000	[c]	5,798,822
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	22,600,000		17,308,460
						23,107,282
Spain—6.9%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	3,900,000	[d]	4,506,757
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	2,275,000		2,296,945
Santander
International Debt,
Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,953,114
Spanish Government,
Bonds	EUR	1.40	1/31/20	37,394,000		42,269,752
Spanish Government,
Bonds	EUR	2.75	4/30/19	26,900,000		32,085,788
Spanish Government,
Bonds	EUR	5.75	7/30/32	8,975,000		13,778,183
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,020,264
						101,910,803

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational—.2%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		549,130
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,219,325
						2,768,455
Sweden—.2%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	17,000,000		2,560,281
United Kingdom—9.0%
Arcelormittal,
Sr. Unscd. Bonds		6.13	6/1/25	1,910,000		1,908,806
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	44,623		70,212
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	5,075,000	[d]	5,950,103
International Game Technology,
Sr. Scd. Notes	EUR	4.13	2/15/20	1,375,000	[b]	1,528,645
International Game Technology,
Sr. Scd. Notes	EUR	4.75	2/15/23	1,550,000	[b]	1,669,233
Lloyds Bank,
Gtd. Notes		6.50	9/14/20	2,165,000	[b]	2,498,180
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	2,925,000		4,728,771
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,354,856
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	2,650,000		3,532,458
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	5,375,000		5,701,214
United Kingdom Gilt,
Bonds	GBP	2.00	1/22/16	30,800,000		48,805,930
United Kingdom Gilt,
Bonds	GBP	2.00	9/7/25	11,000,000		17,064,224
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	12,725,000		22,063,771
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	6,770,000		13,678,657

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Virgin Media
Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,282,500	[b]	2,105,796
						133,660,856
United States—28.6%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	1,633,802	[b]	1,644,790
Ally Financial,
Gtd. Notes		3.50	1/27/19	6,010,000		5,979,950
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	2,600,000		2,856,194
AmeriCredit Automobile
Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,760,000		2,754,305
AmeriCredit Automobile
Receivables Trust,
Ser. 2014-4, Cl. C		2.47	11/9/20	4,600,000		4,640,186
AmeriCredit Automobile
Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,088,388
AmeriCredit Automobile
Receivables Trust,
Ser. 2014-4, Cl. D		3.07	11/9/20	3,350,000		3,376,073
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	[b,d]	2,433,098
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	2,800,000	[b]	2,816,960
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	1,301,000		1,308,880
Barclays Commercial
Mortgage Securities Trust,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	[b]	1,318,062
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1		2.51	5/25/35	1,614,011	[d]	1,589,775
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.59	3/25/34	832,614	[d]	828,781
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2006-PWR14, Cl. AJ		5.27	12/11/38	7,950,000		8,057,762

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.45	12/11/40	650,000	[d]	642,697
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.71	6/11/40	7,313,309	[d]	7,552,312
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.89	6/11/50	2,000,000	[d]	2,055,948
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.18	6/11/50	950,000	[d]	967,752
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	1,750,000		1,747,557
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	5,765,000	[c]	5,692,937
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		418,116
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,004,323
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,306,910
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,879,197
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		920,547
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		882,716
Carmax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,661,061
Chrysler Capital Auto
Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[b]	1,135,302
Chrysler Capital Auto
Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[b]	5,156,860
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,859,792
Citigroup Commercial Mortgage Trust,
Ser. 2013-375X, Cl. E	3.52	5/10/35	1,918,198	[d]	1,740,387

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Citigroup
Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.52	5/10/35	7,595,000	[b,d]	6,890,966
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	1,625,000	[b,d]	1,614,595
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	[b,d]	611,547
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. B	3.24	2/10/35	1,850,000	[d]	1,803,919
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. D	3.24	2/10/35	2,455,000	[d]	2,278,223
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	[b]	530,743
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,251,397
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	[b,d]	365,933
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		398,405
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	[d]	1,352,465
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		296,467
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	[b,d]	981,258
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	325,000	[b,d]	351,318
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	725,000	[b,d]	775,747
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	6,400,000		6,450,122
Continental Resources,
Gtd. Notes	5.00	9/15/22	6,060,000		5,950,199
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	977,393		1,019,710
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	3,525,000	[b]	3,266,431
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	9,350,000	[b]	9,146,754

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42	3/23/20	6,650,000	[b]	6,642,708
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	3,350,000	[b]	3,389,446
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,500,000	[b]	2,533,517
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	1,515,000		1,432,425
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	4.04	12/5/31	1,000,000	[b,d]	1,023,601
Federal Home Loan Mortgage
Corporation Structured Agency,
Credit Risk Debt Notes,
Ser. 2014-HQ2, Cl. M1	1.64	9/25/24	2,796,539	[d,f]	2,808,052
Federal Home Loan Mortgage
Corporation Structured Agency,
Credit Risk Debt Notes,
Ser. 2014-DN2, Cl. M2	1.84	4/25/24	1,750,000	[d,f]	1,710,495
Federal Home Loan Mortgage
Corporation Structured Agency,
Credit Risk Debt Notes,
Ser. 2014-DN3, Cl. M2	2.59	8/25/24	2,000,000	[d,f]	2,009,737
Federal National Mortgage
Association Connecticut Avenue
Securities, Ser. 2014-C04,
Ser. 1M1	2.14	11/25/24	3,075,457	[d,f]	3,099,284
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B	1.71	5/15/19	1,750,000		1,764,730
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	4,620,000		4,727,974
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	3,900,000		3,548,622
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	2,590,000		2,169,301
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX	3.49	12/15/19	1,640,000	[b,d]	1,518,507
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.49	12/15/19	3,620,000	[b,d]	3,412,127
General Electric Capital,
Gtd. Cap. Secs., Ser. A	7.13	12/29/49	2,500,000	[d]	2,887,500

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	5,895,000		5,860,573
Glencore Funding,
Gtd. Notes		4.00	4/16/25	1,350,000	[b]	1,258,266
GM Financial
Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,342,431
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	[b]	925,440
HJ Heinz,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		5,856,672
Hyundai Auto
Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,311,091
Impac CMB Trust,
Ser. 05-1, Cl. 1A2		0.81	4/25/35	2,188,993	[d]	1,962,897
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	3,050,000	[d]	3,558,712
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		932,107
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,766,435
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	5,835,000		6,035,295
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,575,000		2,647,454
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	5,390,000	[d]	5,579,674
JPMBB Commercial
Mortgage Securities Trust,
Ser. 2014-C24, Cl. B		4.12	11/15/47	1,160,000	[d]	1,183,452
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	3,490,000		3,440,400
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.00	11/25/36	710,000	[d]	665,138

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	195,000		180,864
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.01	2/25/34	183,660	[d]	176,316
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.68	5/12/39	6,340,000	[d]	6,393,269
Metropolitan Life Global Funding I,
Scd. Notes	1.50	1/10/18	4,605,000	[b]	4,598,116
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,625,000	[d]	1,586,366
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.67	12/15/48	460,000	[d]	463,679
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		512,644
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.17	12/15/48	390,000	[d]	391,822
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.68	4/15/49	5,692,000	[d]	5,940,000
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	0.49	3/25/35	342,975	[d]	313,051
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	1,150,000		1,144,250
Popular ABS Mortgage
Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.35	11/25/46	309,285	[d]	299,608
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,484,814
Santander Drive
Auto Receivables Trust,
Ser. 2014-1, Cl. B	1.59	10/15/18	3,800,000		3,812,994
Santander Drive
Auto Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,933,859
Santander Drive
Auto Receivables Trust,
Ser. 2014-1, Cl. D	2.91	4/15/20	4,725,000		4,782,813

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Santander Drive
Auto Receivables Trust,
Ser. 2015-1, Cl. D	3.24	4/15/21	4,225,000		4,252,655
Scientific Games International,
Gtd. Notes	10.00	12/1/22	2,065,000		1,987,562
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,300,000	[b]	2,256,875
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.04	12/16/24	250,299	[b,d]	250,892
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	5,825,000		5,895,943
Springleaf Funding Trust,
Ser. 2014-AX, Cl. A	2.41	12/15/22	4,850,000		4,856,062
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	1,180,839	[b]	1,185,455
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	895,000	[d]	919,961
Sunoco Logistics
Partner Operations,
Gtd. Notes	5.35	5/15/45	2,300,000		2,107,145
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3	1.42	9/16/19	7,025,000	[b]	7,024,297
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		2,976,125
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	1,725,000	[b]	1,761,656
U.S. Treasury Bonds	2.50	2/15/45	33,290,000	[c]	29,304,854
U.S. Treasury Bonds	3.38	5/15/44	16,965,000	[c]	17,822,530
U.S. Treasury Notes	1.75	4/30/22	26,900,000		26,397,723
U.S. Treasury Notes	2.13	5/15/25	33,260,000		32,659,757
UBS-Barclays
Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B	3.65	3/10/46	475,000	[b,d]	476,597
UBS-Barclays
Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C	4.09	3/10/46	370,000	[b,d]	371,514

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
United States (continued)
Wachovia Bank
Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	4,385,000	[d]		4,440,617
Wachovia Bank
Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ	5.71	6/15/49	7,030,000	[d]		7,221,177
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000			1,616,430
Wells Fargo Mortgage
Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.69	4/25/35	904,886	[d]		919,390
Westlake Automobile
Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,200,000	[b]		2,194,950
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	385,000	[d]		388,943
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.12	3/15/45	405,000	[d]		409,427
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	2,621,000	[b,d]		2,732,392
						424,103,274
Vietnam—.1%
Vietnam Government,
Sr. Unscd. Bonds	4.80	11/19/24	2,075,000	[b]		2,085,375
Total Bonds And Notes
(cost $1,384,912,108)				1,357,934,458

Short-Term Investments—2.5%
U.S. Treasury Bills:
0.03%, 8/13/15			18,137,000		[g]	18,137,109
0.04%, 10/29/15			18,829,000		[g]	18,828,529
Total Short-Term Investments
(cost $36,963,055)						36,965,638

Other Investment—1.7%			Shares			Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,833,533)			24,833,533		[h]	24,833,533

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,231,676)	4,231,676 [h]	4,231,676
Total Investments (cost $1,450,940,372)	96.1%	1,423,965,305
Cash and Receivables (Net)	3.9%	58,476,657
Net Assets	100.0%	1,482,441,962

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities were valued at $141,646,863 or 9.6% of net assets.
c Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $26,418,519 and the value of the collateral held by the fund was $27,211,139, consisting of cash collateral of $4,231,676 and
U.S. Government & Agency securities valued at $22,979,463.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	51.8	Short-Term/
Corporate Bonds	17.2	Money Market Investments	4.5
Commercial Mortgage-Backed	7.8	Residential Mortgage-Backed	1.2
U.S. Government	7.2
Asset-Backed	6.4		96.1

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF FINANCIAL FUTURES

June 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2015 ($)
Financial Futures Long
Euro 30 Year Bond	96	15,908,314	September 2015	54,022
U.S. Treasury 5 Year Notes	512	61,060,000	September 2015	375,778
U.S. Treasury 10 Year Notes	147	18,547,266	September 2015	54,884
Financial Futures Short
Euro-Bobl	327	(47,239,247)	September 2015	(95,327)
Euro-Bond	97	(16,437,379)	September 2015	(132,485)
Japanese 10 Year Bonds	42	(50,437,063)	September 2015	(111,647)
U.S. Treasury 2 Year Notes	262	(57,361,625)	September 2015	(55,461)
Gross Unrealized Appreciation				484,684
Gross Unrealized Depreciation				(394,920)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Mexican New Peso,
July 2015 @ MXN 15.75	14,200,000	(23,100)
Norwegian Krone,
July 2015 @ NOK 8.60	13,100,000	(65,399)
South African Rand,
July 2015 @ ZAR 12.80	12,500,000	(10,291)
South African Rand,
July 2015 @ ZAR 13	12,700,000	(9,526)
South African Rand,
August 2015 @ ZAR 12.50	14,000,000	(219,807)
Turkish Lira,
September 2015 @ TRY 3	14,400,000	(82,238)
(premiums received $952,808)		(410,361)

MXN—Mexican New Peso
NOK—Norwegian Krone
TRY—Turkish Lira
ZAR—South African Rand
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $26,418,519)—Note 1(c):
Unaffiliated issuers	1,421,875,163	1,394,900,096
Affiliated issuers	29,065,209	29,065,209
Cash		3,251,182
Cash denominated in foreign currency	9,678,687	9,634,674
Cash collateral—Note 4		78,968
Receivable for investment securities sold		80,145,881
Dividends, interest and securities lending income receivable		9,521,895
Receivable for shares of Beneficial Interest subscribed		6,028,852
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		3,914,441
Unrealized appreciation on swap agreements—Note 4		324,944
Receivable for futures variation margin—Note 4		18,280
Prepaid expenses		72,869
		1,536,957,291
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		648,357
Payable for investment securities purchased		43,786,551
Liability for securities on loan—Note 1(c)		4,231,676
Payable for shares of Beneficial Interest redeemed		3,142,525
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,298,893
Unrealized depreciation on swap agreements—Note 4		500,656
Outstanding options written, at value (premiums received
$952,808)—See Statement of Options Written—Note 4		410,361
Swaps premium received—Note 4		262,247
Dividend payable		6,911
Payable for swaps variation margin—Note 4		228
Accrued expenses		226,924
		54,515,329
Net Assets ($)		1,482,441,962
Composition of Net Assets ($):
Paid-in capital		1,508,142,754
Accumulated undistributed investment income—net		2,379,035
Accumulated net realized gain (loss) on investments		(3,730,864)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
[including $89,764 net unrealized appreciation on financial futures and
($189,528) net unrealized (depreciation) on centrally cleared swap transactions]		(24,348,963)
Net Assets ($)		1,482,441,962

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	254,894,416	61,123,529	1,101,799,459	64,624,558
Shares Outstanding	11,940,629	2,873,350	51,550,855	3,023,222
Net Asset Value Per Share ($)	21.35	21.27	21.37	21.38

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	14,217,122
Dividends;
Affiliated issuers	29,646
Income from securities lending—Note 1(c)	18,596
Total Income	14,265,364
Expenses:
Investment advisory fee—Note 3(a)	2,358,699
Shareholder servicing costs—Note 3(c)	583,558
Distribution fees—Note 3(b)	177,304
Registration fees	135,584
Administration fee—Note 3(a)	94,146
Custodian fees—Note 3(c)	75,570
Prospectus and shareholders’ reports	69,702
Professional fees	43,442
Trustees’ fees and expenses—Note 3(d)	39,982
Loan commitment fees—Note 2	3,605
Miscellaneous	45,363
Total Expenses	3,626,955
Less—reduction in fees due to earnings credits—Note 3(c)	(19)
Net Expenses	3,626,936
Investment Income—Net	10,638,428
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(31,187,646)
Net realized gain (loss) on options transactions	294,058
Net realized gain (loss) on financial futures	709,703
Net realized gain (loss) on swap transactions	(2,018,339)
Net realized gain (loss) on forward foreign currency exchange contracts	33,025,808
Net Realized Gain (Loss)	823,584
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(16,902,004)
Net unrealized appreciation (depreciation) on options transactions	474,145
Net unrealized appreciation (depreciation) on financial futures	735,720
Net unrealized appreciation (depreciation) on swap transactions	(825,611)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(9,512,551)
Net Unrealized Appreciation (Depreciation)	(26,030,301)
Net Realized and Unrealized Gain (Loss) on Investments	(25,206,717)
Net (Decrease) in Net Assets Resulting from Operations	(14,568,289)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	10,638,428	11,928,219
Net realized gain (loss) on investments	823,584	32,976,251
Net unrealized appreciation
(depreciation) on investments	(26,030,301)	(6,083,552)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(14,568,289)	38,820,918
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,293,528)	(3,799,390)
Class C	(158,745)	(613,562)
Class I	(7,414,455)	(18,823,205)
Class Y	(302,926)	(725,692)
Net realized gain on investments:
Class A	(1,032,412)	(1,698,862)
Class C	(276,611)	(385,180)
Class I	(5,248,507)	(8,694,624)
Class Y	(129,524)	(382,431)
Total Dividends	(15,856,708)	(35,122,946)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	166,403,985	75,604,089
Class C	37,394,704	14,489,781
Class I	616,407,637	453,580,377
Class Y	44,931,660	28,122,125
Dividends reinvested:
Class A	2,542,069	5,155,514
Class C	437,672	994,639
Class I	12,365,721	26,995,379
Class Y	411,281	1,041,101
Cost of shares redeemed:
Class A	(31,591,879)	(64,403,664)
Class C	(3,280,337)	(7,299,771)
Class I	(131,666,469)	(125,522,900)
Class Y	(8,000,514)	(988,103)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	706,355,530	407,768,567
Total Increase (Decrease) in Net Assets	675,930,533	411,466,539
Net Assets ($):
Beginning of Period	806,511,429	395,044,890
End of Period	1,482,441,962	806,511,429
Undistributed investment income—net	2,379,035	910,261

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Class A
Shares sold	7,606,622	3,446,725
Shares issued for dividends reinvested	116,332	237,547
Shares redeemed	(1,452,367)	(2,954,480)
Net Increase (Decrease) in Shares Outstanding	6,270,587	729,792
Class C
Shares sold	1,710,257	660,646
Shares issued for dividends reinvested	19,971	45,968
Shares redeemed	(150,915)	(337,451)
Net Increase (Decrease) in Shares Outstanding	1,579,313	369,163
Class Ia
Shares sold	28,105,274	20,607,048
Shares issued for dividends reinvested	564,889	1,241,757
Shares redeemed	(6,026,134)	(5,749,657)
Net Increase (Decrease) in Shares Outstanding	22,644,029	16,099,148
Class Ya
Shares sold	2,083,342	1,281,659
Shares issued for dividends reinvested	18,915	47,846
Shares redeemed	(363,874)	(44,713)
Net Increase (Decrease) in Shares Outstanding	1,738,383	1,284,792

a During the period ended December 31, 2014, 399,074 Class I shares representing $8,731,731 were exchanged for
399,074 ClassY shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015			Year Ended December 31,
Class A Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	21.69	21.14	21.82	20.74	20.84	20.73
Investment Operations:
Investment income—net[a]	.18	.44	.51	.43	.48	.59
Net realized and unrealized
gain (loss) on investments	(.27)	1.15	(.55)	1.48	.21	.60
Total from Investment Operations	(.09)	1.59	(.04)	1.91	.69	1.19
Distributions:
Dividends from
investment income—net	(.13)	(.73)	(.62)	(.37)	(.79)	(1.08)
Dividends from net realized
gain on investments	(.12)	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(.25)	(1.04)	(.64)	(.83)	(.79)	(1.08)
Net asset value, end of period	21.35	21.69	21.14	21.82	20.74	20.84
Total Return (%)[c]	(.43)[d]	7.55	(.18)	9.26	3.36	5.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83 [e]	.89	.88	.93	1.00	1.08
Ratio of net expenses
to average net assets	.83 [e]	.89	.88	.93	.98	.90
Ratio of net investment income
to average net assets	1.61 [e]	2.06	2.35	1.99	2.26	2.86
Portfolio Turnover Rate	127.14 [d]	180.28	189.93	245.46 [f]	267.08 [f]	210.75 [f]
Net Assets, end of period
($ x 1,000)	254,894	122,987	104,431	75,834	48,509	29,900

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

Six Months Ended
June 30, 2015			Year Ended December 31,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	21.63	21.06	21.74	20.68	20.79	20.73
Investment Operations:
Investment income—net[a]	.09	.28	.34	.27	.31	.42
Net realized and unrealized
gain (loss) on investments	(.26)	1.14	(.55)	1.47	.23	.60
Total from Investment Operations	(.17)	1.42	(.21)	1.74	.54	1.02
Distributions:
Dividends from
investment income—net	(.07)	(.54)	(.45)	(.22)	(.65)	(.96)
Dividends from net realized
gain on investments	(.12)	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(.19)	(.85)	(.47)	(.68)	(.65)	(.96)
Net asset value, end of period	21.27	21.63	21.06	21.74	20.68	20.79
Total Return (%)[c]	(.83)[d]	6.76	(.94)	8.42	2.56	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56 [e]	1.65	1.63	1.68	1.76	1.87
Ratio of net expenses
to average net assets	1.56 [e]	1.65	1.63	1.68	1.73	1.65
Ratio of net investment income
to average net assets	.87 [e]	1.29	1.58	1.24	1.47	2.12
Portfolio Turnover Rate	127.14 [d]	180.28	189.93	245.46 [f]	267.08 [f]	210.75 [f]
Net Assets, end of period
($ x 1,000)	61,124	27,989	19,481	16,613	10,778	5,181

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2015		Year Ended December 31,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	21.71	21.17	21.85	20.77	20.86	20.72
Investment Operations:
Investment income—net[a]	.21	.51	.57	.50	.54	.75
Net realized and unrealized
gain (loss) on investments	(.27)	1.14	(.55)	1.47	.23	.49
Total from Investment Operations	(.06)	1.65	.02	1.97	.77	1.24
Distributions:
Dividends from
investment income—net	(.16)	(.80)	(.68)	(.43)	(.86)	(1.10)
Dividends from net realized
gain on investments	(.12)	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(.28)	(1.11)	(.70)	(.89)	(.86)	(1.10)
Net asset value, end of period	21.37	21.71	21.17	21.85	20.77	20.86
Total Return (%)	(.31)[c]	7.85	.11	9.55	3.72	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53 [d]	.59	.57	.63	.67	.78
Ratio of net expenses
to average net assets	.53 [d]	.59	.57	.63	.66	.65
Ratio of net investment income
to average net assets	1.88 [d]	2.35	2.62	2.29	2.58	3.50
Portfolio Turnover Rate	127.14 [c]	180.28	189.93	245.46 [e]	267.08 [e]	210.75 [e]
Net Assets, end of period
($ x 1,000)	1,101,799	627,638	271,132	200,694	140,527	95,681

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

	Six Months Ended
	June 30, 2015	Year Ended December 31,
Class Y Shares	(Unaudited)	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	21.71	21.17	21.23
Investment Operations:
Investment income—net[b]	.20	.54	.30
Net realized and unrealized
gain (loss) on investments	(.25)	1.12	.04
Total from Investment Operations	(.05)	1.66	.34
Distributions:
Dividends from investment income—net	(.16)	(.81)	(.40)
Dividends from net realized gain on investments	(.12)	(.31)	—
Total Distributions	(.28)	(1.12)	(.40)
Net asset value, end of period	21.38	21.71	21.17
Total Return (%)	(.29)[c]	7.94	1.60	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50 [d]	.54	.55	[d]
Ratio of net expenses to average net assets	.50 [d]	.54	.55	[d]
Ratio of net investment income
to average net assets	2.03 [d]	2.41	2.84	[d]
Portfolio Turnover Rate	127.14 [c]	180.28	189.93
Net Assets, end of period ($ x 1,000)	64,625	27,897	1

a From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	94,638,963	—	94,638,963
Commercial
Mortgage-Backed	—	116,173,103	—	116,173,103
Corporate Bonds†	—	255,698,833	—	255,698,833
Foreign Government	—	768,057,562	—	768,057,562
Mutual Funds	29,065,209	—	—	29,065,209
Residential
Mortgage-Backed	—	17,181,133	—	17,181,133
U.S. Treasury	—	143,150,502	—	143,150,502
Other Financial
Instruments:
Financial Futures††	484,684	—	—	484,684
Forward Foreign
Currency Exchange
Contracts††	—	3,914,441	—	3,914,441
Swaps††	—	324,944	—	324,944
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(394,920)	—	—	(394,920)
Forward Foreign
Currency Exchange
Contracts††	—	(1,298,893)	—	(1,298,893)
Swaps††	—	(690,184)	—	(690,184)
Options Written	—	(410,361)	—	(410,361)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $5,713 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	20,171,605	703,833,651	699,171,723	24,833,533	1.7
Dreyfus
Institutional
Cash
Advantage
Fund	6,175,956	219,941,165	221,885	,445 4,231,676.3
Total	26,347,561	923,774,816	921,057,168	29,065,209	2.0

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $27,021,623 and long-term capital gains $8,101,323.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, which serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio, Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting and record keeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $94,146 during the period ended June 30, 2015.

During the period ended June 30, 2015, the Distributor retained $10,298 from commissions earned on sales of the fund’s Class A shares and $29,411 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2015, Class C shares were charged $177,304 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2015, Class A and Class C shares were charged $235,551 and $59,101, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $5,848 for transfer agency services and $402 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $19.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $75,570 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $475,105, administration fees $15,691, Distribution Plan fees $37,064, Shareholder Services Plan fees $64,166, custodian fees $51,102, Chief Compliance Officer fees $3,169 and transfer agency fees $2,060.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2015, amounted to $1,940,492,915 and $1,385,714,315, respectively.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended June 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
December 31, 2014	—	—
Contracts written	246,500,000	2,168,417
Contracts terminated:
Contracts closed	23,300,000	236,424	754,727	(518,303)
Contracts expired	142,300,000	979,185	—	979,185
Total contracts
terminated	165,600,000	1,215,609	754,727	460,882
Contracts outstanding
June 30, 2015	80,900,000	952,808

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
Expiring:
7/1/2015 [a]	5,251,346	5,880,885	5,854,474	(26,411)
7/31/2015 [b]	320,000	363,125	356,905	(6,220)
Indian Rupee,
Expiring:
7/31/2015 [c]	447,500,000	6,941,213	6,982,359	41,146
7/31/2015 [d]	411,710,000	6,392,715	6,423,927	31,212
Indonesian Rupiah,
Expiring:
7/31/2015 [d]	97,984,445,000	7,291,527	7,301,937	10,410
7/31/2015 [e]	93,594,910,000	6,962,353	6,974,822	12,469
Japanese Yen,
Expiring
7/31/2015 [c]	1,800,000,000	14,506,653	14,713,435	206,782
Mexican New Peso,
Expiring
7/31/2015 [c]	219,040,000	14,329,921	13,903,501	(426,420)
South African Rand,
Expiring
7/31/2015 [a]	130,675,000	10,528,118	10,680,291	152,173
Sales:		Proceeds ($)
Australian Dollar,
Expiring
7/31/2015 [d]	290,330,000	223,350,869	223,589,174	(238,305)
Brazilian Real,
Expiring
8/4/2015 [f]	89,845,000	28,941,805	28,522,147	419,658
British Pound,
Expiring:
7/31/2015 [b]	1,960,000	3,083,348	3,078,979	4,369
7/31/2015 [d]	73,330,000	115,419,220	115,194,656	224,564

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Canadian Dollar,
Expiring
7/31/2015 [d]	53,190,000	42,913,676	42,567,426	346,250
Euro,
Expiring:
7/1/2015 [c]	6,030,005	6,775,916	6,722,563	53,353
7/31/2015 [a]	4,240,000	4,750,123	4,728,992	21,131
7/31/2015 [c]	5,910,000	6,611,458	6,591,590	19,868
7/31/2015 [d]	80,711,000	90,456,853	90,019,262	437,591
7/31/2015 [f]	89,051,000	99,660,331	99,321,100	339,231
7/31/2015 [g]	32,669,000	36,620,316	36,436,660	183,656
7/31/2015 [h]	93,364,000	104,656,376	104,131,511	524,865
7/31/2015 [i]	51,885,000	58,165,679	57,868,809	296,870
Japanese Yen,
Expiring:
7/31/2015 [b]	441,810,000	3,575,828	3,611,412	(35,584)
7/31/2015 [f]	11,836,353,000	96,185,939	96,751,892	(565,953)
Norwegian Krone,
Expiring
7/31/2015 [c]	87,585,000	11,320,876	11,162,457	158,419
Singapore Dollar,
Expiring
7/31/2015 [f]	20,900,000	15,641,371	15,509,863	131,508
South African Rand,
Expiring
7/31/2015 [d]	312,490,000	25,807,047	25,540,342	266,705
South Korean Won,
Expiring:
7/31/2015 [c]	12,884,870,000	11,552,556	11,542,721	9,835
7/31/2015 [d]	3,063,885,000	2,745,909	2,744,736	1,173
Swedish Krona,
Expiring
7/31/2015 [d]	7,770,000	959,111	937,908	21,203
Gross Unrealized
Appreciation				3,914,441
Gross Unrealized
Depreciation				(1,298,893)

Counterparties:

a	Bank of America
b	Morgan Stanley Capital Services
c	Citigroup
d	JP Morgan Chase Bank
e	Nomura Securities International
f	Goldman Sachs International
g	Credit Suisse International
h	Royal Bank of Scotland
i	UBS

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. The following summarizes open interest rate swaps entered into by the fund at June 30, 2015:

OTC Interest Rate Swaps

					Unrealized
Notional	Currecy/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

16,100,000	USD—6 Month	Citigroup	(0.84)	11/8/2022	58,123
	LIBOR
6,500,000	EUR—1 Year	J.P. Morgan	1.91	11/4/2016	266,821
	EURIBOR	Chase Bank
21,300,000	BRL—1 Year	Goldman,	11.99	1/2/2017	(158,248)
	LIBOR	Sachs
		International
Gross Unrealized
Appreciation					324,944
Gross Unrealized
Depreciation					(158,248)

Centrally Cleared Interest Rate Swaps

Notional	Currency/	(Pay) Receive		Clearing	Unrealized
Amount ($)	Floating Rate	Fixed Rate (%)	Expiration	House	(Depreciation) ($)

49,500,000 [a]	USD—6 Month	(0.66)	7/21/2016	Chicago	(189,528)
	LIBOR			Mercantile
				Exchange
Gross Unrealized
Depreciation					(189,528)

Counterparty:
a Goldman Sachs International
BRL—Brazilian Real
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
USD—U.S. Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restruc-turing.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at June 30, 2015:

OTC Credit Default Swaps

		(Pay)			Upfront
		Receive	Implied		Premiums
Reference	Notional	Fixed	Credit	Market	Received	Unrealized
Obligation ($)	Amount ($)[2]	Rate (%)	Spread (%)[3]	Value ($)	(Paid) ($)	(Depreciation) ($
Sales Contracts:[1]
CMBX BBB—
SERIES 7
1/17/2047†	22,000,000	3.00	336.90	(604,655)	(262,247)	(342,408)

Gross Unrealized
Depreciation						(342,408)

† Expiration Date
Counterparty:

a	Deutsche Bank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as “Defaulted”
indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	809,628	Interest rate risk[1,2]	(742,696)
Foreign exchange risk[3]	3,914,441	Foreign exchange risk[3,4]	(1,709,254)
		Credit risk[2]	(342,408)
Gross fair value of
derivatives contracts	4,724,069		(2,794,358)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and
Liabilities.
3	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
4	Outstanding options written, at value.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[5]	Transactions[6]	Contracts[7]	Transactions[8]	Total
Interest rate	709,703	—	—	(1,934,554)	(1,224,851)
Foreign
exchange	—	294,058	33,025,808	—	33,319,866
Credit	—	—	—	(83,785)	(83,785)
Total	709,703	294,058	33,025,808	(2,018,339) 32,011,230

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Transactions[12]	Total
Interest rate	735,720	—	—	(483,203)	252,517
Foreign
exchange	—	474,145	(9,512,551)	—	(9,038,406)
Credit	—	—	—	(342,408)	(342,408)
Total	735,720	474,145	(9,512,551)	(825,611)	(9,128,297)

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[12] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	484,684	(394,920)
Options	—	(410,361)
Forward contracts	3,914,441	(1,298,893)
Swaps	324,944	(690,184)
Total gross amount of
derivative assets
and liabilities in
the Statement of
Assets and Liabilities	4,724,069	(2,794,358)
Derivatives not subject
to Master Agreements	(668,340)	584,448
Total gross amount of
assets and liabilities subject
to Master Agreements	4,055,729	(2,209,910)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Bank of America	173,304	(26,411)	—	146,893
Citigroup	547,526	(426,420)	—	121,106
Goldman Sachs
International	890,397	(799,126)	(91,271)	—
JP Morgan Chase Bank	1,605,929	(550,641)	(641,000)	414,288
Morgan Stanley
Capital Services	4,369	(4,369)	—	—
Nomura Securities
International	12,469	—	—	12,469
Royal Bank of Scotland	524,865	—	—	524,865
UBS	296,870	—	—	296,870
Total	4,055,729	(1,806,967)	(732,271)	1,516,491

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(26,411)	26,411	—	—
Barclays Bank	(23,100)	—	23,100	—
Citigroup	(426,420)	426,420	—	—
Deutsche Bank	(342,408)	—	—	(342,408)
Goldman Sachs
International	(799,126)	799,126	—	—
JP Morgan Chase Bank	(550,641)	550,641	—	—
Morgan Stanley
Capital Services	(41,804)	4,369	—	(37,435)
Total	(2,209,910)	1,806,967	23,100	(379,843)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Interest rate financial futures	255,266,002
Foreign currency options contracts	334,870
Forward contracts	735,651,944

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2015:

Average Notional Value ($)
Interest rate swap agreements	160,480,874
Credit default swap agreements	12,571,429

At June 30, 2015, accumulated net unrealized depreciation on investments was $26,975,067, consisting of $5,305,854 gross unrealized appreciation and $32,280,921 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Standish Mellon Asset Management Company LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking highest in the Performance Group and/or the Performance Universe in several periods).The Board also noted that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended December 31st and above the Performance Universe medians for six of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index for the last five calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee (lowest in the Expense Group) and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver in effect pursuant to the Administration Agreement.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.

The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual

The Fund 61

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

NOTES

For More Information

Telephone Call your Financial Representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)